Other reserves and retained earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	[1]	$ 7,755
Employee share options: value of services	[2]	(95)		$ (100)		$ (113)
Ending balance		8,328		7,755	[1]
Parent and subsidiaries' currency translation and exchange adjustments		69		(110)
Opening balance as previously reported		52,741	[1]	57,113		52,426
Equity accounted units' profit after tax for the year		675		777		1,042
Re-measurement (losses)/gains on pension and post-retirement healthcare plans		0		0		291
Tax relating to components of other comprehensive income		153		(102)		(243)
Dividends paid		(6,928)		(12,137)		(16,475)
Change in equity interest held by Rio Tinto				(3,206)
Equity issued to holders of non-controlling interests		127		86		66
Employee share options and other IFRS 2 charges taken to the income statement		142		119		109
Closing balance		56,341		52,741	[1]	57,113
Other reserve, share premium		8,328		7,755	[1]
Loss on disposal		105
Changes in financial assumption gains		(407)		3,410		655
Adjustment for transition to new accounting pronouncements(a)
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported				(17)
Closing balance						(17)
Opening balance as previously reported
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported		52,274		56,573	[3]	51,903
Closing balance				52,274		56,573	[3]
Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported	[4]	467		523		523
Closing balance	[4]			467		523
Current Stated After Changes In Policy Required By IFRS
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported				57,096
Closing balance						57,096
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Capital redemption reserve		51		51		51		$ 51
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(51)		(11)		124
Cash flow hedge gains/(losses)		30		(167)		(211)
Cash flow hedge (gains)/losses transferred to the income statement		(39)		106		14
Tax on the above		1		21		62
Ending balance		(59)		(51)		(11)
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		2		2		(2)
(Losses)/gains on equity investments		(24)		0		4
Ending balance		(22)		2		2
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(17)		(21)		(3)
Cost of hedging deferred to reserves during the year		4		4		(18)
Transfer of cost of hedging to the income statement		1		0		0
Ending balance		(12)		(17)		(21)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		11,554		11,582		11,628
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards		(78)		(84)		(95)
Employee share options: value of services		62		56		55
Deferred tax on share options		4		0		(6)
Ending balance		11,542		11,554		11,582
Other reserve, share premium		11,542		11,554		11,582		$ 11,628
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		7,755		9,976
Ending balance		8,328		7,755		9,976
Beginning balance		(3,784)		(1,627)		162
Parent and subsidiaries' currency translation and exchange adjustments		598		(2,235)		(1,777)
Equity accounted units currency translation adjustments		14		(27)		(12)
Currency translation reclassified on disposal		0		105		0
Ending balance		(3,172)		(3,784)		(1,627)
Other reserve, share premium		8,328		7,755		9,976
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Employee share options: value of services	[2]	(17)		(16)		(18)
Opening balance as previously reported		35,020		33,874		27,308
Parent and subsidiaries' profit for the year		9,385		11,817		20,073
Equity accounted units' profit after tax for the year		673		575		1,042
Re-measurement (losses)/gains on pension and post-retirement healthcare plans		(459)		568		1,015
Tax relating to components of other comprehensive income		151		(118)		(297)
Total comprehensive income for the year		9,750		12,842		21,833
Dividends paid		(6,466)		(11,716)		(15,385)
Change in equity interest held by Rio Tinto		(13)		701		76
Own shares purchased/treasury shares reissued for share awards and other movements		(17)		(16)		(18)
Equity issued to holders of non-controlling interests		0		(711)		0
Employee share options and other IFRS 2 charges taken to the income statement		76		63		60
Closing balance		38,350		35,020		33,874
Retained earnings | Opening balance as previously reported
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported		34,511		33,320	[3]	26,792
Closing balance				34,511		33,320	[3]
Retained earnings | Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported	[4]	509		537		516
Closing balance	[4]			509		537
Retained earnings | Current Stated After Changes In Policy Required By IFRS
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance as previously reported				33,857
Closing balance						33,857
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Ending balance		11,936
Other reserve, share premium		11,936
Investment in equity accounted units
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Changes in financial assumption gains		$ 3		$ 5		$ 12

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Net of contributions received from employees for share awards.
[3]	In 2022, the opening balance includes a US$17 million adjustment for the prospective adoption of Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, as reported in the prior year financial statements.

[4]	The impact of adopting the narrow-scope amendments to IAS 12. Refer to page 166 for details.